Segment Information - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 29, 2019	Jun. 05, 2018	Jan. 31, 2017	Nov. 30, 2019	Sep. 30, 2018	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Segment Reporting Information [Line Items]
Interest expense						$ 89,249	$ 87,177	$ 101,202
Gain on disposal						221,712	210,278	179,605
Merchant Banking
Segment Reporting Information [Line Items]
Interest expense						35,200	34,100	42,300
Parent Company
Segment Reporting Information [Line Items]
Interest expense						54,100	53,000	58,900
Discontinued operations, disposed of by sale | National Beef
Segment Reporting Information [Line Items]
Percentage of equity interest sold	31.00%	48.00%
Cash received from sale of subsidiary		$ 907,700
Disposal group, disposed of by sale, not discontinued operations | National Beef
Segment Reporting Information [Line Items]
Percentage of equity interest sold	31.00%			31.00%
Gain on sale of associated companies				$ 205,000		0	205,017	0
Disposal group, disposed of by sale, not discontinued operations | Garcadia
Segment Reporting Information [Line Items]
Percentage of equity interest sold					100.00%
Pre-tax gain on sale of equity interests and associated real estate					$ 221,700	221,700
Gain on disposal						221,712	0	0
Disposal group, disposed of by sale, not discontinued operations | Conwed
Segment Reporting Information [Line Items]
Percentage of ownership interest sold			100.00%
Cash received from sale of subsidiary			$ 295,000
Potential earn-out payment to be received from sale of subsidiary			$ 40,000
Gain on disposal						$ 0	$ 0	$ 178,236
Berkadia
Segment Reporting Information [Line Items]
Equity method investment, ownership percentage				50.00%			50.00%
National Beef
Segment Reporting Information [Line Items]
Percentage of equity interest sold	31.00%
Equity method investment, ownership percentage		31.00%